Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Annual Return [Percent]	18.55%	25.49%	(33.69%)